Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	$ 746,502	$ 283,971	$ 461,022
Provisions established	889,898	981,238	307,514
Application of provisions	(730,167)	(470,332)	(376,503)
Provisions released	(67,118)	(49,140)	(106,743)
Other	(667)	765	(1,319)
Balance at ending	838,448	746,502	283,971
Personnel salaries and expenses
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	73,543	81,907	99,424
Provisions established	88,402	64,377	72,090
Application of provisions	(85,660)	(72,541)	(72,840)
Provisions released	0	(200)	(15,474)
Other	0	0	(1,293)
Balance at ending	76,285	73,543	81,907
Restructuring plans
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	4,325	0	0
Provisions established	8,013	20,508	0
Application of provisions	(7,438)	(16,183)	0
Provisions released	0	0	0
Other	0	0	0
Balance at ending	4,900	4,325	0
Lawsuit and litigations
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	3,928	4,504	5,533
Provisions established	3,005	4,750	556
Application of provisions	(2,053)	(3,159)	(1,585)
Provisions released	(930)	(2,252)	0
Other	(17)	85	0
Balance at ending	3,933	3,928	4,504
Loyalty programme
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	38	38	38
Provisions established	0	0
Application of provisions	0	0
Provisions released	0	0	0
Other	0	0	0
Balance at ending	38	38	38
Operational risks
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	5,108	2,993	5,149
Provisions established	7,529	2,493	1,254
Application of provisions	(3,771)	(378)	(3,410)
Provisions released	0	0	0
Other	0	0	0
Balance at ending	8,866	5,108	2,993
Contingencies
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	35,030	19,391	63,232
Provisions established	40,683	20,893	2,133
Application of provisions	(481)	(5,254)	(45,974)
Provisions released	(122)	0	0
Other	0	0	0
Balance at ending	75,110	35,030	19,391
Mandatory Dividend
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	600,330	148,921	237,683
Provisions established	631,931	798,892	148,921
Application of provisions	(600,336)	(347,483)	(237,683)
Provisions released	0	0	0
Other	0	0	0
Balance at ending	631,925	600,330	148,921
Interest of perpetual bonds
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	5,811	5,112	4,966
Provisions established	29,882	26,033	15,157
Application of provisions	(30,428)	(25,334)	(15,011)
Provisions released	0	0	0
Other	0	0	0
Balance at ending	5,265	5,811	5,112
Contingent loan
Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	18,389	21,105	44,997
Provisions established	80,453	43,292	67,403
Application of provisions	0	0
Provisions released	(66,066)	(46,688)	(91,269)
Other	(650)	680	(26)
Balance at ending	$ 32,126	$ 18,389	$ 21,105